CASH AND RESTRICTED CASH (Details Narrative) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 978,862	$ 63,262	$ 199,045
Restricted cash	$ 65,626	$ 69,011	$ (0)